WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
WARRANTS
Schedule of stockholders' equity note, warrants or rights
	Warrants	Weighted-Average Exercise Price

Warrants Outstanding as of January 1, 2023	80,881,817	$0.11
Issued	70,357,155	$0.03
Expired	(560,211)	$2.43
Warrants Outstanding as of June 30, 2023	150,678,761	$0.06

	Warrants	Weighted- Average Exercise Price

Warrants Outstanding as of December 31, 2020	1,076,555	$1.99
Issued	85,336,515	$0.08
Exercised	(586,198)	$0.07
Warrants Outstanding as of December 31, 2021	85,826,872	$0.22

Exercised	(4,945,055)	$0.01
Warrants Outstanding as of December 31, 2022	80,881,817	$0.11

Schedule of weighted-average exercise price and weighted-average fair value
	Weighted- Average Exercise Price	Weighted- Average Fair Value

Warrants Granted Whose Exercise Price Exceeded Fair Value at the Date of Grant	$0.08	$0.21
Warrants Granted Whose Exercise Price Was Equal or Lower Than Fair Value at the Date of Grant	$—	$—

Schedule of estimated the fair value of the warrants issued
Year Ended December 31, 2021
Expected Term	3.8
Volatility	112.6%
Risk-Free Interest Rate	0.2%
Dividend Yield	—%